Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Income and Expenses [Abstract]
Loss on termination agreement with Everest				¥ (23,039)
Income of incentive payment from depository bank	¥ 2,395	$ 376	¥ 2,348
Fair value change of short-term investments	30,360	4,764	11,288	703
Fair value change of put right liabilities	16,628	2,609	3,024
Net foreign exchange gains (losses)	25,373	3,982	(22,126)	1,619
Subsidy income	9,216	1,446	11,633	568
Gains on deconsolidation of a subsidiary			407,598
Fair value change of other financial assets				42
Others	(810)	(127)	(873)	(98)
Other Income (Expenses), Net	¥ 83,162	$ 13,050	¥ 412,892	¥ (20,205)